Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	March 31, 2026	December 31, 2025
Compute equipment	$172,589	$172,589
Infrastructure equipment	5,787,459	5,787,460
Leasehold improvements	2,867,776	2,846,345
Transformers	1,554,534	1,554,533
	10,382,358	10,360,927
Less: Accumulated depreciation	(1,759,826)	(1,495,908)
Total	$8,622,532	$8,865,019

Property and equipment consisted of the following:

	Successor
	December 31, 2025	December 31, 2024
Compute equipment	172,589	164,751
Infrastructure Equipment	5,787,460	3,424,371
Leasehold improvements	2,846,345	2,846,345
Transformers	1,554,533	1,554,533
	10,360,927	7,990,000
Less: Accumulated depreciation	(1,495,908)	(633,603)
Total	8,865,019	7,356,397

Schedule of Future Minimum Payments Related Asset Acquisition	Future minimum payments as of March 31, 2026 related to this asset acquisition are as follows:
Future Minimum Payments
2026	$874,500
2027	680,167
Total future minimum payments	$1,554,667

Future minimum payments as of December 31, 2025 (Successor) related to this asset acquisition are as follows:

Future Minimum Payments
2026	$1,166,001
2027	680,166
Total future minimum payments	$1,846,167

Schedule of Consideration Payable

The total remaining consideration payable of $1,554,667 as of March 31, 2026 is classified as follows in the condensed consolidated balance sheets:

March 31, 2026
Current liabilities	$1,166,001
Non-current liabilities	388,666
Total undiscounted cash flows	$1,554,667

The total remaining consideration payable of $1,846,167 as of December 31, 2025 (Successor) is classified as follows in the consolidated balance sheets:

December 31, 2025
Current liabilities	$1,166,001
Non-current liabilities	680,166
Total undiscounted cash flows	$1,846,167